Principal Accounting Policies - Schedule of Group's Allowance for Doubtful Accounts/Expected Credit Losses (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of the period	¥ 1,758		¥ 2,201
Deconsolidation of CEIBS Publishing Group			(191)
Provision/(Reverse) for expected credit losses	(264)	$ (37)	139
Balance at end of the period	¥ 1,494		¥ 2,149